Intangible assets, net	12 Months Ended
Dec. 31, 2012
Intangible assets, net
8	Intangible assets, net

Intangible assets, net consisted of the following:

		December 31, 2011			December 31, 2012
	Range of Lives	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Provision for Impairment	Net Carrying Amount
Tradenames	5-20 years	$13,735	$(114)	$13,621	$16,447	$(998)	$—	$15,449
Technology	3-15 years	32,486	(21,825)	10,661	58,579	(26,332)	(308)	31,939
Core technology	3-7 years	33,046	(2,779)	30,267	45,203	(7,055)	—	38,148
Customer relationships	3-12 years	31,002	(9,233)	21,769	51,895	(12,812)	—	39,083
Other intangible assets	Indefinite	7,711	—	7,711	7,715	—	—	7,715

Total		$117,980	$(33,951)	$84,029	$179,839	$(47,197)	$(308)	$132,334

Amortization expense was $7,450, $9,568 and $13,115 for the years ended December 31, 2010, 2011 and 2012, respectively.

As of December 31, 2012, estimated aggregate amortization expense for each of the next five years ended December 31, is as follows:

2013	$17,785
2014	15,964
2015	13,996
2016	13,269
2017	12,899
2018 and thereafter	50,717

$124,630